Income Taxes - Disclosure Detailed Information About Components Of Tax Expense Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income (loss) before income taxes	$ 41,531	$ (13,186)
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax expense (recovery) based on the above rates	$ 11,213	$ (3,560)
Non-deductible expenses	24,003	3,000
Change in fair value of derivative liabilities	8,063	10,310
Impact of US percentage depletion	(10,325)
Impact of Mexican inflation	(2,311)
Repayment of long-term debt		1,448
Deconsolidation of Solaris		1,008
Impairment and disposition of Elk Gold		536
Tax effect of deferred tax assets for which no tax benefit has been recognized	6,424	5,238
Foreign exchange and other	(16,256)	(10,842)
Total tax expense	20,811	7,138
Current tax expense	35,050	7,250
Deferred tax recovery	(14,239)	(112)
Total tax expense	$ 20,811	$ 7,138